Fair Value Measurements: (Details 1) - USD ($)	Sep. 30, 2015	Dec. 31, 2014
Fair Value Measurements Details [Abstract]
Marketable securities fair value level one	$ 178,263	$ 175,541
Marketable securities fair value total	178,263	175,541
Convertible notes and interest notes fair value level two	33,916,976	37,408,241
Convertible notes and interest notes fair value total	$ 33,916,976	$ 37,408,241